Other Non-Current Assets - Summary of Other Non-current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous non-current assets [abstract]
Interest in net assets of joint ventures	€ 14	€ 32
Interest in net assets of associates	40	44
Long-term trade and other receivables	307	265
Operating lease prepayments for land	118	116
Fair value of biological assets	18	17
Other non-current assets	151	83
Total other non-current assets	€ 648	€ 557